Financial Instruments - Summary of Categories of Financial Assets and Liabilities Measured at Fair Value (Detail) - At fair value [member] ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₨ 77,155	$ 1,184	₨ 194,686
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	211,220	3,244	274,938
Financial liabilities	2,610	40	8,773
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	107	2	95
Financial liabilities	2,988	46
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale investments	75,667	1,162	194,086
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale investments	209,696	3,221	274,809
Derivatives used for hedging [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale investments	1,524	23	129
Financial liabilities at fair value through profit or loss	2,610	40	8,773
Financial assets available-for-sale, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale investments	1,488	22
Available-for-sale investments			600
Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale investments	107	2
Available-for-sale investments			₨ 95
Trade and other payable [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	₨ 2,988	$ 46